Prepayments and other receivables - Financial guarantee fee receivables (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in financial guarantee fee receivables, net
Opening balance	¥ 136,184	¥ 193,187
Addition arising from new contracts		50,889
Cash received	(81,884)	(114,076)
Unwinding interest income including valueaddedtax	23,373	46,946
Impairment loss	(29,712)	(40,762)	¥ (9,271)
Ending balance	47,961	136,184	193,187
Movements in the impairment loss allowance of financial guarantee fee receivables
Beginning of the year	(20,782)	(3,863)
Additions	(29,712)	(40,762)	(9,271)
Write off	43,159	23,843	5,408
End of the year	¥ (7,335)	¥ (20,782)	¥ (3,863)